Quarterly Holdings Report
for

Fidelity Advisor® Financial Services Fund

October 31, 2020

AFFS-QTLY-1220
1.809094.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
Banks - 35.3%
Diversified Banks - 19.2%
Bank of America Corp.	575,556	$13,640,677
Citigroup, Inc.	318,305	13,184,193
U.S. Bancorp	183,000	7,127,850
Wells Fargo & Co.	605,128	12,979,996
		46,932,716
Regional Banks - 16.1%
Ameris Bancorp	44,200	1,295,060
Associated Banc-Corp.	54,800	750,212
Bank OZK	88,800	2,200,464
BOK Financial Corp.	26,816	1,575,172
Cadence Bancorp Class A	150,164	1,684,840
East West Bancorp, Inc.	36,300	1,324,224
First Horizon National Corp.	281,079	2,926,032
First Interstate Bancsystem, Inc.	56,800	2,005,040
Great Western Bancorp, Inc.	49,000	636,510
Huntington Bancshares, Inc.	379,220	3,959,057
KeyCorp	155,800	2,022,284
M&T Bank Corp.	34,600	3,583,868
Regions Financial Corp.	55,300	735,490
Signature Bank	27,300	2,204,202
Truist Financial Corp.	161,789	6,814,553
WesBanco, Inc.	65,400	1,588,566
Wintrust Financial Corp.	59,800	2,943,954
Zions Bancorp NA	30,400	981,008
		39,230,536

TOTAL BANKS		86,163,252

Capital Markets - 19.2%
Asset Management & Custody Banks - 8.8%
Affiliated Managers Group, Inc.	34,600	2,607,802
AllianceBernstein Holding LP	116,005	3,371,105
Bank of New York Mellon Corp.	158,700	5,452,932
Brookfield Asset Management, Inc. Class A	120,400	3,585,512
Northern Trust Corp.	33,100	2,590,737
State Street Corp.	66,400	3,910,960
		21,519,048
Financial Exchanges & Data - 2.1%
Cboe Global Markets, Inc.	62,173	5,054,043
Investment Banking & Brokerage - 8.3%
Goldman Sachs Group, Inc.	7,800	1,474,512
Morgan Stanley	283,400	13,645,710
Raymond James Financial, Inc.	37,300	2,851,212
Virtu Financial, Inc. Class A	107,600	2,300,488
		20,271,922

TOTAL CAPITAL MARKETS		46,845,013

Consumer Finance - 7.2%
Consumer Finance - 7.2%
Capital One Financial Corp.	120,538	8,808,917
Discover Financial Services	24,300	1,579,743
Navient Corp.	146,000	1,169,460
OneMain Holdings, Inc.	89,300	3,115,677
SLM Corp.	312,500	2,871,875
		17,545,672
Diversified Financial Services - 1.4%
Multi-Sector Holdings - 1.4%
Cannae Holdings, Inc. (a)	91,140	3,370,357
Insurance - 28.1%
Insurance Brokers - 4.1%
Arthur J. Gallagher & Co.	59,800	6,201,858
Willis Towers Watson PLC	21,600	3,941,568
		10,143,426
Life & Health Insurance - 3.5%
CNO Financial Group, Inc.	162,500	2,884,375
MetLife, Inc.	100,000	3,785,000
Primerica, Inc.	16,300	1,796,912
		8,466,287
Multi-Line Insurance - 6.6%
American Financial Group, Inc.	38,200	2,862,708
American International Group, Inc.	199,800	6,291,702
Assurant, Inc.	34,000	4,228,580
Hartford Financial Services Group, Inc.	73,500	2,831,220
		16,214,210
Property & Casualty Insurance - 11.1%
Allstate Corp.	42,100	3,736,375
Chubb Ltd.	32,500	4,222,075
First American Financial Corp.	61,800	2,755,662
Old Republic International Corp.	154,500	2,515,260
The Travelers Companies, Inc.	114,500	13,821,296
		27,050,668
Reinsurance - 2.8%
Reinsurance Group of America, Inc.	39,300	3,970,086
RenaissanceRe Holdings Ltd.	18,200	2,943,304
		6,913,390

TOTAL INSURANCE		68,787,981

IT Services - 2.8%
Data Processing & Outsourced Services - 2.8%
Black Knight, Inc. (a)	6,483	570,180
Computer Services, Inc.	18,991	1,139,460
Fidelity National Information Services, Inc.	22,300	2,778,357
Visa, Inc. Class A	12,800	2,325,888
		6,813,885
Professional Services - 1.3%
Research & Consulting Services - 1.3%
Dun & Bradstreet Holdings, Inc. (a)(b)	9,200	237,728
Equifax, Inc.	21,400	2,923,240
		3,160,968
Thrifts & Mortgage Finance - 4.7%
Thrifts & Mortgage Finance - 4.7%
Essent Group Ltd.	117,900	4,698,315
MGIC Investment Corp.	365,900	3,680,954
NMI Holdings, Inc. (a)	146,700	3,152,583
		11,531,852
TOTAL COMMON STOCKS
(Cost $254,353,818)		244,218,980

Money Market Funds - 0.2%
Fidelity Cash Central Fund 0.10% (c)	170,864	170,898
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	241,126	241,150
TOTAL MONEY MARKET FUNDS
(Cost $412,048)		412,048
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $254,765,866)		244,631,028
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(450,444)
NET ASSETS - 100%		$244,180,584

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$66
Fidelity Securities Lending Cash Central Fund	257
Total	$323

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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